Shareholders' Equity - Preferred Stock Summary (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Sep. 09, 2014	Jan. 30, 2018	May 15, 2018	Jun. 02, 2023	Jun. 18, 2019	Sep. 06, 2024	Oct. 24, 2024	Dec. 31, 2013
Class of Stock [Line Items]
Total Shares Outstanding	3,647,790								3,407,790
Carrying Value	$ 19,505
Adjustment to preferred stock	196
Series B Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	7,571
Liquidation Preference per Share (in dollars)	$ 100
Carrying Value	1
Per Annum Dividend Rate	7.00%
Series D Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	26,174
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	654
Per Annum Dividend Rate	6.204%
Series E Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	12,691
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	317
Minimum interest rate per annum	4.00%
Series F Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	1,409
Liquidation Preference per Share (in dollars)	$ 100,000
Carrying Value	141
Minimum interest rate per annum	4.00%
Series G Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	4,926
Liquidation Preference per Share (in dollars)	$ 100,000
Carrying Value	493
Minimum interest rate per annum	4.00%
Series I Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	14,584
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	365
Per Annum Dividend Rate	6.625%
Series K Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	61,773
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	1,544
Per Annum Dividend Rate	8.00%
Series L Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	3,080,182
Liquidation Preference per Share (in dollars)	$ 1,000
Carrying Value	3,080
Per Annum Dividend Rate	7.25%
Series M Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	52,399
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	1,310
Per Annum Dividend Rate	8.125%
Series T Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	50,000
Liquidation Preference per Share (in dollars)	$ 100,000
Carrying Value	2,918
Per Annum Dividend Rate	6.00%
Series U Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	40,000
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	1,000
Per Annum Dividend Rate	5.20%
Series V Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	60,000
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	1,500
Per Annum Dividend Rate	5.125%
Series W Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	44,000
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	1,100
Per Annum Dividend Rate	6.625%	6.625%
Series X Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	80,000
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	2,000
Per Annum Dividend Rate	6.25%
Series Z Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	56,000
Liquidation Preference per Share (in dollars)	$ 25,000
Carrying Value	1,400
Per Annum Dividend Rate	65.00%
Series 1 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	3,275
Liquidation Preference per Share (in dollars)	$ 30,000
Carrying Value	98
Minimum interest rate per annum	3.00%
Series 2 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	9,967
Liquidation Preference per Share (in dollars)	$ 30,000
Carrying Value	299
Minimum interest rate per annum	3.00%
Series 3 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	21,773
Liquidation Preference per Share (in dollars)	$ 30,000
Carrying Value	653
Per Annum Dividend Rate	6.375%
Series 4 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	7,010
Liquidation Preference per Share (in dollars)	$ 30,000
Carrying Value	210
Minimum interest rate per annum	4.00%
Series 5 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding	14,056
Liquidation Preference per Share (in dollars)	$ 30,000
Carrying Value	$ 422
Minimum interest rate per annum	4.00%
3-Month London Interbank Offered Rate (LIBOR) | Series E Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0035
3-Month London Interbank Offered Rate (LIBOR) | Series F Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0040
3-Month London Interbank Offered Rate (LIBOR) | Series G Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0040
3-Month London Interbank Offered Rate (LIBOR) | Series 1 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0075
3-Month London Interbank Offered Rate (LIBOR) | Series 2 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0065
3-Month London Interbank Offered Rate (LIBOR) | Series 4 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0075
3-Month London Interbank Offered Rate (LIBOR) | Series 5 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.0050
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series K Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate			0.0363
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series M Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate				0.0364
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series U Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate					0.3135
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series V Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate						0.3387
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series X Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate							0.3705
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series Z Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate								0.4174